Acquisitions (Details) (USD $)	0 Months Ended
	Mar. 04, 2015 site	Dec. 31, 2014	Dec. 31, 2013
Acquisitions
Historical cost basis of properties acquired		$ 182,334,854	$ 167,847,866
Acquired Assets | HoldCo | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)	81
Cash consideration	25,205,000
Portion of purchase price funded by borrowing on credit facility	24,000,000
Amount treated as general partner distribution, difference between cash paid and historical cost of assets acquired	4,465,749
Historical cost basis of properties acquired	$ 20,739,252
Acquired Assets | HoldCo | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)	41
Acquired Assets | HoldCo | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)	39
Acquired Assets | HoldCo | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)	1